Average Annual Total Returns{- FundsManager 20% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-13 - FundsManager 20% Portfolio	VIP FundsManager 20% Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP FundsManager 20% Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP FundsManager 20% Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0900 Past 1 year	F0900 Past 5 years	F0900 Past 10 years
Total	3.65%	5.48%	4.55%	(1.54%)	3.57%	2.90%	3.25%	5.32%	4.47%